Acquisitions and Divestitures - Acquisition of Meadow Foods Limited (Details) £ in Millions, $ in Millions	Nov. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 GBP (£)
Acquisitions and Divestitures
Purchase consideration		$ 1,978.7
Meadow Foods
Acquisitions and Divestitures
Percentage of equity interest	93.20%
Purchase consideration	$ 333.1
Fair value of equity interest previously held	250.5		£ 197.1
Additional consideration	$ 82.6		£ 65.0